UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Churchill Management Corp.

Address:   5900 Wilshire Blvd., Suite 600
           Los Angeles, CA  90036


Form 13F File Number: 28-05029


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Eileen Holmes
Title:  Senior Vice President
Phone:  323-937-5110

Signature,  Place,  and  Date  of  Signing:

/s/ Eileen Holmes                  Los Angeles, CA                    10/21/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $    1,278,130
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
APPLE INC                      COM            037833100     8463       29827 SH       SOLE                      29827      0    0
BARCLAYS BK PLC IP MSCI IND 36 COM            06739F291    42457      560411 SH       SOLE                     560411      0    0
CARDTRONICS INC COM            COM            14161H108      585       37936 SH       SOLE                      37936      0    0
CATERPILLAR INC                COM            149123101    60336  766858.995 SH       SOLE                 766858.995      0    0
CENTRAL PAC FINL CORP COM      COM            154760102       89   62077.363 SH       SOLE                  62077.363      0    0
CHEVRON CORPORATION            COM            166764100      257        3175 SH       SOLE                       3175      0    0
CHICOS FAS INC                 COM            168615102      164       15573 SH       SOLE                      15573      0    0
CHIPOTLE MEXICAN GRILL CL A    COM            169656105     1370        7963 SH       SOLE                       7963      0    0
CISCO SYSTEMS INC              COM            17275R102      331       15136 SH       SOLE                      15136      0    0
COGNIZANT TECHNOLOGY SOLUTIONS COM            192446102    65042     1008877 SH       SOLE                    1008877      0    0
DIREXION SHS ETF TR DLY SMCAP  COM            25459W326     4610      177638 SH       SOLE                     177638      0    0
GENERAL ELECTRIC CO            COM            369604103      194   11910.998 SH       SOLE                  11910.998      0    0
GEOPETRO RESOURCES CO COM      COM            37248H304       21       44571 SH       SOLE                      44571      0    0
INSIGHT HLTH SVCS HLDG COM     COM            45776K102        2       24000 SH       SOLE                      24000      0    0
IPG PHOTONICS CORP COM         COM            44980x109     2448      101413 SH       SOLE                     101413      0    0
ISHARES MSCI EMERGING   MKTS I COM            464287234     4068   90858.468 SH       SOLE                  90858.468      0    0
ISHARES TR RUSL 2000 VALU      COM            464287630      923       14893 SH       SOLE                      14893      0    0
ISHARES TR RUSSELL MCP GR      COM            464287481     1074       21548 SH       SOLE                      21548      0    0
ISHARES TR RUSSELL MCP VL      COM            464287473     1075       26618 SH       SOLE                      26618      0    0
ISHARES TR RUSSELL MIDCAP      COM            464287499     1104       12221 SH       SOLE                      12221      0    0
ISHARES TR RUSSELL1000GRW      COM            464287614     1055       20544 SH       SOLE                      20544      0    0
IVANHOE MINES LTD COM          COM            46579n103     2434      103965 SH       SOLE                     103965      0    0
K12 INC COM                    COM            48273U102     2121       73075 SH       SOLE                      73075      0    0
KINDER MORGAN ENERGY UT LTD PA COM            494550106      214    3123.144 SH       SOLE                   3123.144      0    0
LARA EXPLORATION LTD CONTRA    COM            516683109       11       11875 SH       SOLE                      11875      0    0
LIGHTWAVE LOGIC INC COM        COM            532275104       48       40000 SH       SOLE                      40000      0    0
MALAGA FINL CORP COM           COM            561046103      488       32535 SH       SOLE                      32535      0    0
MARKET VECTORS ETF TR AGRIBUS  COM            57060U605     1886       41128 SH       SOLE                      41128      0    0
MARKET VECTORS ETF TR JR GOLD  COM            57060U589     1904       57002 SH       SOLE                      57002      0    0
MEDIDATA SOLUTIONS INC COM     COM            58471A105      581       30268 SH       SOLE                      30268      0    0
NETSCOUT SYS INC COM           COM            64115T104     2430      118483 SH       SOLE                     118483      0    0
O REILLY AUTOMOTIVE INC        COM            686091109     2342       44031 SH       SOLE                      44031      0    0
PACIFIC WILDCAT RES CP COM     COM            694927104        6       17500 SH       SOLE                      17500      0    0
PERRIGO CO COM                 COM            714290103     2357       36700 SH       SOLE                      36700      0    0
POWERSHARES INDIA ETF INDIA PO COM            73935L100     8263      327106 SH       SOLE                     327106      0    0
POWERSHARES QQQ TR UNITSSER 1  COM            73935a104   308464 6286206.947 SH       SOLE                6286206.947      0    0
POWERSHS GBL ETF TRUST AGG PFD COM            73936t565      202       14000 SH       SOLE                      14000      0    0
RELAY CAPITAL CORP COM         COM            75943A109        0      200000 SH       SOLE                     200000      0    0
ROVI CORP COM                  COM            779376102    63094     1251618 SH       SOLE                    1251618      0    0
SELECT SECTOR SPDR FUND SHS BE COM            81369Y100     2279    69533.37 SH       SOLE                   69533.37      0    0
SELECT SECTOR SPDR TR SBI INT- COM            81369Y704     2335       74648 SH       SOLE                      74648      0    0
SPDR DOW JONES INDL AVRG ETF U COM            78467X109     5933       54983 SH       SOLE                      54983      0    0
SPDR INDEX SHS FDS ASIA PACIF  COM            78463X301     4121       49667 SH       SOLE                      49667      0    0
SPDR INDEX SHS FDS S&P EMKTSC  COM            78463X756     4113       75112 SH       SOLE                      75112      0    0
SPDR S&P 500 ETF TR UNIT SER 1 COM            78462F103    13573  118929.765 SH       SOLE                 118929.765      0    0
SPDR S&P MDCAP 400 ETF UTSER1  COM            78467Y107   384641  2641945.95 SH       SOLE                 2641945.95      0    0
ST JUDE MEDICAL INC            COM            790849103      306        7790 SH       SOLE                       7790      0    0
STARBUCKS CORP                 COM            855244109      222        8701 SH       SOLE                       8701      0    0
STERICYCLE INC                 COM            858912108     2342       33711 SH       SOLE                      33711      0    0
TAMIR BIOTECHNOLOGY INC COM    COM            87509Q105       20       44500 SH       SOLE                      44500      0    0
TASEKO MINES LTD COM           COM            876511106     1962      377382 SH       SOLE                     377382      0    0
TERADATA CORP DEL COM          COM            88076W103     2474       64150 SH       SOLE                      64150      0    0
VALEANT PHARMACEUTICALS INTL I COM            91911K102      915       36520 SH       SOLE                      36520      0    0
VANGUARD INTL EQTY IDX EMR MKT COM            922042858   152344     3351161 SH       SOLE                    3351161      0    0
VICOR TECHNOLOGIES INC COM     COM            92581N103       12       20000 SH       SOLE                      20000      0    0
WISDOMTREE TRUST INDIA ERNGS F COM            97717W422   108021     4096366 SH       SOLE                    4096366      0    0
WORLDCOM INC GA NEW WRLDCOM GP COM            98157D106        0       20140 SH       SOLE                      20140      0    0


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